COMMITMENTS AND CONTIGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Payments	Future minimum lease commitments under non-cancelable operating leases are as follows:
Year ended December 31,

2018	$156
2019	151
2020	118
2021	34

Total	459